EXPENSES FROM ORDINARY ACTIVITIES (Tables)	12 Months Ended
Jun. 30, 2018
Expenses by nature [abstract]
Schedule of expenses from ordinary activities
	Years Ended June 30,
	2018	2017	2016

Research and Development Expenses (2)
Employee expenses	2,223,807	1,673,473	1,821,717
Other research and development expenses	4,474,209	4,026,866	7,763,654

General and Administration Expenses
Depreciation on fixed assets	21,799	21,328	22,810
Employee expenses (non R&D related)	909,756	1,033,897	992,751
Consultant and director expenses	1,279,014	849,588	750,158
Audit, internal control and other assurance expenses	186,660	200,480	204,776
Corporate compliance expenses	351,611	377,920	358,097
Office rental	142,233	200,704	195,561
Other administrative and office expenses	1,449,985	1,284,713	1,086,398

Other gains and losses
Foreign exchange (gain)/loss	270,860	660,213	(857,247)

(1)	The Company’s research and development activities are eligible for a 43.5% offset under an Australian Government tax incentive for eligible expenditure from 1 July 2011. Management has assessed these activities and expenditure to determine which are likely to be eligible under the incentive scheme. For the year ended 30 June 2018 the Company has recorded an item in other income of A$3,125,775 (2017: A$3,022,673) to recognise this amount which relates to this financial year.

(2)	Research and development expenses consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Company.